Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.22863%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$358,907.18

Principal:
Principal Collections	$10,315,135.00
Prepayments in Full	$4,055,428.14
Liquidation Proceeds	$50,832.86
Recoveries	$233,828.92
Sub Total	$14,655,224.92
Collections	$15,014,132.10

Purchase Amounts:
Purchase Amounts Related to Principal	$281,561.77
Purchase Amounts Related to Interest	$814.13
Sub Total	$282,375.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,296,508.00

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,296,508.00
Servicing Fee	$150,781.28	$150,781.28	$0.00	$0.00	$15,145,726.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,145,726.72
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,145,726.72
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,145,726.72
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,145,726.72
Interest - Class A-4 Notes	$123,001.30	$123,001.30	$0.00	$0.00	$15,022,725.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,022,725.42
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$14,952,796.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,952,796.67
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$14,902,274.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,902,274.50
Regular Principal Payment	$13,831,279.93	$13,831,279.93	$0.00	$0.00	$1,070,994.57
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,070,994.57
Residual Released to Depositor	$0.00	$1,070,994.57	$0.00	$0.00	$0.00
Total		$15,296,508.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,831,279.93
Total					$13,831,279.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,831,279.93	$134.58	$123,001.30	$1.20	$13,954,281.23	$135.78
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$13,831,279.93	$10.63	$243,452.22	$0.19	$14,074,732.15	$10.82

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$78,931,314.36	0.7680385	$65,100,034.43	0.6334537
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$143,981,314.36	0.1106595	$130,150,034.43	0.1000292

Pool Information
Weighted Average APR	2.414%	2.416%
Weighted Average Remaining Term	21.63	20.92
Number of Receivables Outstanding	20,201	19,355
Pool Balance	$180,937,530.86	$166,106,724.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$170,003,784.50	$156,172,504.57
Pool Factor	0.1282910	0.1177754

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$9,934,219.55
Targeted Overcollateralization Amount	$35,956,689.69
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,956,689.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$127,848.97
(Recoveries)		137	$233,828.92
Net Loss for Current Collection Period			$(105,979.95)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.7029%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1773%
Second Prior Collection Period			0.2874%
Prior Collection Period			0.5336%
Current Collection Period			-0.7329%
Four Month Average (Current and Prior Three Collection Periods)			0.0663%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,514	$13,594,865.50
(Cumulative Recoveries)			$3,092,041.81
Cumulative Net Loss for All Collection Periods			$10,502,823.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7447%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,868.77
Average Net Loss for Receivables that have experienced a Realized Loss			$2,988.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.89%	263	$3,144,006.51
61-90 Days Delinquent	0.22%	30	$365,030.57
91-120 Days Delinquent	0.09%	8	$156,415.22
Over 120 Days Delinquent	0.24%	22	$393,861.34
Total Delinquent Receivables	2.44%	323	$4,059,313.64

Repossession Inventory:
Repossessed in the Current Collection Period		7	$85,404.91
Total Repossessed Inventory		12	$186,160.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2629%
Prior Collection Period			0.2475%
Current Collection Period			0.3100%
Three Month Average			0.2735%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5510%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer